Risk/Return Detail Data - StrategicAdvisersEmergingMarketsFund-PRO - USD ($)			12 Months Ended											60 Months Ended	120 Months Ended
		Apr. 29, 2026	Apr. 29, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 29, 2026	Apr. 29, 2026
StrategicAdvisersCoreIncomeFund-PRO | Strategic Advisers Core Income Fund | Strategic Advisers Core Income Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	[1]	0.31%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Acquired Fund Fees and Expenses		0.19%
Expenses (as a percentage of Assets)	[2]	0.50%
Fee Waiver or Reimbursement	[1]	(0.25%)
Net Expenses (as a percentage of Assets)	[2]	0.25%
Expense Example, with Redemption, 1 Year		$ 26
Expense Example, with Redemption, 3 Years		92
Expense Example, with Redemption, 5 Years		212
Expense Example, with Redemption, 10 Years		$ 563
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			8.18%											0.04%	2.69%
Annual Return [Percent]				8.18%	2.08%	6.36%	(14.11%)	(0.67%)	9.38%	9.19%	(0.33%)	4.71%	4.37%
StrategicAdvisersCoreIncomeFund-PRO | Strategic Advisers Core Income Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Strategic Advisers® Core Income Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Strategic Advisers® Core Income Fund seeks a high level of current income.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2028
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated mutual funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including Exchange Traded Funds (ETFs)) directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 211 % of the average value of its portfolio.
Portfolio Turnover, Rate		211.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in debt securities and in shares of other debt funds. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Debt securities include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, mortgage and other asset-backed securities, loans and loan participations, and other securities, such as hybrids and synthetic securities, believed to have debt-like characteristics (e.g., securities classified as Tier 2 Regulatory capital, securities that rank above share capital in an insolvency waterfall, securities with maturity dates and non-cancellable interest payment structures). Debt funds are funds (including mutual funds and ETFs) that invest at least 80% of assets in debt securities. Whether an underlying fund is included in the fund's 80% policy is determined at the time of investment and evaluated periodically thereafter. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities. Investing up to 30% of assets in high yield and emerging markets debt securities. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. The Adviser considers a number of factors to determine whether an issuer is located in or tied economically to a particular country or region including: whether a third-party vendor has assigned a particular country or region classification to the issuer or included the issuer in an index representative of a particular country or region; the issuer's domicile, incorporation, and location of assets; whether the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country or region; the source of government guarantees (if any); and the primary trading market or listing exchange. Whether an issuer is located in or tied economically to a particular country can be determined under any of these factors. Investing in domestic and foreign issuers. Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, forward contracts, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure (including through hedging) and/or to create and adjust the fund's investment exposure. Implementing investment strategies by investing directly in securities through one or more managers (sub-advisers) or indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below). Allocating assets among affiliated funds (i.e., Fidelity® funds, including mutual funds and ETFs), non-affiliated funds and non-affiliated ETFs . Using the Bloomberg U.S. Aggregate Bond Index as a guide in allocating assets among underlying funds and sub-advisers. Allocating assets among underlying funds and sub-advisers to attempt to diversify its portfolio in terms of different market sectors and maturities. Allocating assets among sub-advisers and underlying funds using proprietary fundamental and quantitative research, considering factors including, but not limited to, performance in different market environments, manager experience and investment style, management company infrastructure, costs, asset size, and portfolio turnover. Analyzing the credit quality of the issuer, the issuer's potential for success, the credit, currency and economic risks of the security and its issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments. Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers LLC (Strategic Advisers) is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement .
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2026
Bar Chart, Year to Date Return		0.05%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		7.17%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2022
Lowest Quarterly Return		(6.12%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
StrategicAdvisersCoreIncomeFund-PRO | Strategic Advisers Core Income Fund | After Taxes on Distributions | Strategic Advisers Core Income Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			6.18%											(1.48%)	1.17%
StrategicAdvisersCoreIncomeFund-PRO | Strategic Advisers Core Income Fund | After Taxes on Distributions and Sales | Strategic Advisers Core Income Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.81%											(0.60%)	1.43%
StrategicAdvisersCoreIncomeFund-PRO | Strategic Advisers Core Income Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			7.30%											(0.36%)	2.01%
StrategicAdvisersInternationalFund-PRO | Strategic Advisers International Fund | Strategic Advisers International Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	[3]	0.43%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Acquired Fund Fees and Expenses		0.22%
Expenses (as a percentage of Assets)	[4]	0.66%
Fee Waiver or Reimbursement	[3]	(0.25%)
Net Expenses (as a percentage of Assets)	[4]	0.41%
Expense Example, with Redemption, 1 Year		$ 42
Expense Example, with Redemption, 3 Years		143
Expense Example, with Redemption, 5 Years		301
Expense Example, with Redemption, 10 Years		$ 758
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			30.52%											8.15%	8.53%
Annual Return [Percent]				30.52%	4.81%	18.22%	(17.47%)	10.84%	14.88%	24.06%	(15.14%)	26.22%	0.36%
StrategicAdvisersInternationalFund-PRO | Strategic Advisers International Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Strategic Advisers® International Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Strategic Advisers® International Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2028
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated mutual funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including Exchange Traded Funds (ETFs)) directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 45 % of the average value of its portfolio.
Portfolio Turnover, Rate		45.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in non-U.S. securities, including securities of issuers located in emerging markets. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. The Adviser considers non-U.S. securities to include investments that are tied economically to a particular country or region outside the U.S. The Adviser considers a number of factors to determine whether an issuer is located in or tied economically to a particular country or region including: whether a third-party vendor has assigned a particular country or region classification to the issuer or included the issuer in an index representative of a particular country or region; the issuer's domicile, incorporation, and location of assets; whether the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country or region; the source of government guarantees (if any); and the primary trading market or listing exchange. Whether an issuer is located in or tied economically to a particular country can be determined under any of these factors. Normally investing primarily in common stocks. Allocating investments across different countries and regions. Implementing investment strategies by investing directly in securities through one or more managers (sub-advisers) or indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below). Allocating assets among affiliated funds (i.e., Fidelity® funds, including mutual funds and ETFs), non-affiliated funds and non-affiliated ETFs . Allocating assets among underlying funds and sub-advisers to attempt to diversify its portfolio in terms of market capitalization, investment style, and geographic region. Allocating assets among sub-advisers and underlying funds using proprietary fundamental and quantitative research, considering factors including, but not limited to, performance in different market environments, manager experience and investment style, management company infrastructure, costs, asset size, and portfolio turnover. Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers LLC (Strategic Advisers) is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement .
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2026
Bar Chart, Year to Date Return		0.64%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		18.79%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(22.31%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
StrategicAdvisersInternationalFund-PRO | Strategic Advisers International Fund | After Taxes on Distributions | Strategic Advisers International Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			28.33%											6.80%	7.48%
StrategicAdvisersInternationalFund-PRO | Strategic Advisers International Fund | After Taxes on Distributions and Sales | Strategic Advisers International Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			19.54%											6.18%	6.75%
StrategicAdvisersInternationalFund-PRO | Strategic Advisers International Fund | MS001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI EAFE Index
Average Annual Return, Percent			31.59%											9.17%	8.42%
StrategicAdvisersFidelityInternationalFund-PRO | Strategic Advisers Fidelity International Fund | Strategic Advisers Fidelity International Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	[5]	0.38%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Acquired Fund Fees and Expenses		0.16%
Expenses (as a percentage of Assets)	[6]	0.54%
Fee Waiver or Reimbursement	[5]	(0.25%)
Net Expenses (as a percentage of Assets)	[6]	0.29%
Expense Example, with Redemption, 1 Year		$ 30
Expense Example, with Redemption, 3 Years		105
Expense Example, with Redemption, 5 Years		234
Expense Example, with Redemption, 10 Years		$ 612
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			31.19%											8.66%	8.61%
Annual Return [Percent]				31.19%	5.63%	18.16%	(17.77%)	12.48%	13.23%	25.61%	(14.45%)	27.72%	(2.98%)
StrategicAdvisersFidelityInternationalFund-PRO | Strategic Advisers Fidelity International Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Strategic Advisers® Fidelity® International Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Strategic Advisers® Fidelity® International Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2028
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated mutual funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including Exchange Traded Funds (ETFs)) directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 34 % of the average value of its portfolio.
Portfolio Turnover, Rate		34.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in non-U.S. securities, including securities of issuers located in emerging markets. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. The Adviser considers non-U.S. securities to include investments that are tied economically to a particular country or region outside the U.S. The Adviser considers a number of factors to determine whether an issuer is located in or tied economically to a particular country or region including: whether a third-party vendor has assigned a particular country or region classification to the issuer or included the issuer in an index representative of a particular country or region; the issuer's domicile, incorporation, and location of assets; whether the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country or region; the source of government guarantees (if any); and the primary trading market or listing exchange. Whether an issuer is located in or tied economically to a particular country can be determined under any of these factors. Normally investing primarily in common stocks. Allocating investments across different countries and regions. Implementing investment strategies by investing directly in securities through one or more managers (sub-advisers) or indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below). The fund may allocate assets to affiliated or unaffiliated sub-advisers and funds but normally allocates assets primarily to Fidelity® funds and sub-advisers. Allocating assets among affiliated funds (i.e., Fidelity® funds, including mutual funds and ETFs), non-affiliated funds and non-affiliated ETFs. Allocating assets among underlying funds and sub-advisers to attempt to diversify its portfolio in terms of market capitalization, investment style, and geographic region. Allocating assets among sub-advisers and underlying funds using proprietary fundamental and quantitative research, considering factors including, but not limited to, performance in different market environments, manager experience and investment style, management company infrastructure, costs, asset size, and portfolio turnover. Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers LLC (Strategic Advisers) is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement .
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2026
Bar Chart, Year to Date Return		0.80%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		17.57%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(20.84%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
StrategicAdvisersFidelityInternationalFund-PRO | Strategic Advisers Fidelity International Fund | After Taxes on Distributions | Strategic Advisers Fidelity International Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			30.19%											7.67%	7.86%
StrategicAdvisersFidelityInternationalFund-PRO | Strategic Advisers Fidelity International Fund | After Taxes on Distributions and Sales | Strategic Advisers Fidelity International Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			19.03%											6.62%	6.87%
StrategicAdvisersFidelityInternationalFund-PRO | Strategic Advisers Fidelity International Fund | MS001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI EAFE Index
Average Annual Return, Percent			31.59%											9.17%	8.42%
StrategicAdvisersEmergingMarketsFund-PRO | Strategic Advisers Emerging Markets Fund | Strategic Advisers Emerging Markets Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	[7]	0.53%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.02%
Acquired Fund Fees and Expenses		0.13%
Expenses (as a percentage of Assets)	[8]	0.68%
Fee Waiver or Reimbursement	[7]	(0.25%)
Net Expenses (as a percentage of Assets)	[8]	0.43%
Expense Example, with Redemption, 1 Year		$ 44
Expense Example, with Redemption, 3 Years		150
Expense Example, with Redemption, 5 Years		312
Expense Example, with Redemption, 10 Years		$ 783
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			34.09%											4.32%	8.73%
Annual Return [Percent]				34.09%	8.35%	11.92%	(22.35%)	(2.17%)	20.37%	21.88%	(17.13%)	38.37%	11.17%
StrategicAdvisersEmergingMarketsFund-PRO | Strategic Advisers Emerging Markets Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Strategic Advisers® Emerging Markets Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Strategic Advisers® Emerging Markets Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2028
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated mutual funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including Exchange Traded Funds (ETFs)) directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 48 % of the average value of its portfolio.
Portfolio Turnover, Rate		48.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities of issuers in emerging markets and other investments that are tied economically to emerging markets and in shares of other emerging markets equity funds. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. Emerging markets funds are funds (including mutual funds and ETFs) that invest at least 80% of assets in securities of issuers in emerging markets and other investments that are tied economically to emerging markets. Whether an underlying fund is included in the fund's 80% policy is determined at the time of investment and evaluated periodically thereafter. The Adviser considers a number of factors to determine whether an issuer is located in or tied economically to a particular country or region including: whether a third-party vendor has assigned a particular country or region classification to the issuer or included the issuer in an index representative of a particular country or region; the issuer's domicile, incorporation, and location of assets; whether the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country or region; the source of government guarantees (if any); and the primary trading market or listing exchange. Whether an issuer is located in or tied economically to a particular country can be determined under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in common stocks. Allocating investments across different emerging markets countries. Implementing investment strategies by investing directly in securities through one or more managers (sub-advisers) or indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below). Allocating assets among affiliated funds (i.e., Fidelity® funds, including mutual funds and ETFs), non-affiliated funds, non-affiliated ETFs, and closed-end funds . Allocating assets among underlying funds and sub-advisers to attempt to diversify its portfolio in terms of market capitalization, investment style, and geographic region. Allocating assets among sub-advisers and underlying funds using proprietary fundamental and quantitative research, considering factors including, but not limited to, performance in different market environments, manager experience and investment style, management company infrastructure, costs, asset size, and portfolio turnover. Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers LLC (Strategic Advisers) is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement .
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2026
Bar Chart, Year to Date Return		4.51%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2020
Highest Quarterly Return		19.72%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(23.14%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
StrategicAdvisersEmergingMarketsFund-PRO | Strategic Advisers Emerging Markets Fund | After Taxes on Distributions | Strategic Advisers Emerging Markets Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			33.44%											3.70%	8.28%
StrategicAdvisersEmergingMarketsFund-PRO | Strategic Advisers Emerging Markets Fund | After Taxes on Distributions and Sales | Strategic Advisers Emerging Markets Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			20.80%											3.25%	7.11%
StrategicAdvisersEmergingMarketsFund-PRO | Strategic Advisers Emerging Markets Fund | MC041
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI Emerging Markets Index
Average Annual Return, Percent			33.53%											4.20%	8.44%
StrategicAdvisersIncomeOpportunitiesFund-PRO | Strategic Advisers Income Opportunities Fund | Strategic Advisers Income Opportunities Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	[9]	0.40%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Acquired Fund Fees and Expenses		0.36%
Expenses (as a percentage of Assets)	[10]	0.77%
Fee Waiver or Reimbursement	[9]	(0.25%)
Net Expenses (as a percentage of Assets)	[10]	0.52%
Expense Example, with Redemption, 1 Year		$ 53
Expense Example, with Redemption, 3 Years		178
Expense Example, with Redemption, 5 Years		361
Expense Example, with Redemption, 10 Years		$ 891
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			9.49%											4.77%	6.09%
Annual Return [Percent]				9.49%	8.41%	12.43%	(10.55%)	5.72%	5.24%	14.76%	(3.56%)	8.18%	13.52%
StrategicAdvisersIncomeOpportunitiesFund-PRO | Strategic Advisers Income Opportunities Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Strategic Advisers® Income Opportunities Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Strategic Advisers® Income Opportunities Fund seeks a high level of current income. The fund may also seek capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2028
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated mutual funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including Exchange Traded Funds (ETFs)) directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 41 % of the average value of its portfolio.
Portfolio Turnover, Rate		41.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in a combination of debt securities and income-producing equity securities and in shares of other income-producing funds. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Debt securities include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, mortgage and other asset-backed securities, loans and loan participations, and other securities, such as hybrids and synthetic securities, believed to have debt-like characteristics (e.g., securities classified as Tier 2 Regulatory capital, securities that rank above share capital in an insolvency waterfall, securities with maturity dates and non-cancellable interest payment structures). Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Income-producing equity securities are equity securities that pay, or are expected to pay within the next three months, dividends or interest. Income-producing funds are funds (including mutual funds and ETFs) that invest at least 80% of assets in debt securities and/or income-producing equity securities. Whether an underlying fund is included in the fund's 80% policy is determined at the time of investment and evaluated periodically thereafter. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in income producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds). Potentially investing in non-income producing securities. Investing in companies in troubled or uncertain financial condition. Investing in domestic and foreign issuers. Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), forwards and futures contracts - and forward-settling securities, to adjust the fund's risk exposure and/or to manage liquidity. Implementing investment strategies by investing directly in securities through one or more managers (sub-advisers) or indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below). Allocating assets among affiliated funds (i.e., Fidelity® funds, including mutual funds and ETFs), non-affiliated funds and non-affiliated ETFs . Allocating assets among underlying funds and sub-advisers to achieve portfolio characteristics similar to those of the ICE® BofA® US High Yield Constrained Index. Allocating assets among sub-advisers and underlying funds using proprietary fundamental and quantitative research, considering factors including, but not limited to, performance in different market environments, manager experience and investment style, management company infrastructure, costs, asset size, and portfolio turnover. Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers LLC (Strategic Advisers) is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement .
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2026
Bar Chart, Year to Date Return		(0.19%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		9.72%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(13.53%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
StrategicAdvisersIncomeOpportunitiesFund-PRO | Strategic Advisers Income Opportunities Fund | After Taxes on Distributions | Strategic Advisers Income Opportunities Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			6.69%											2.29%	3.69%
StrategicAdvisersIncomeOpportunitiesFund-PRO | Strategic Advisers Income Opportunities Fund | After Taxes on Distributions and Sales | Strategic Advisers Income Opportunities Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.55%											2.53%	3.63%
StrategicAdvisersIncomeOpportunitiesFund-PRO | Strategic Advisers Income Opportunities Fund | ML038
Prospectus Line Items
Average Annual Return, Label [Optional Text]			ICE® BofA® US High Yield Constrained Index
Average Annual Return, Percent			8.50%											4.50%	6.44%
StrategicAdvisersIncomeOpportunitiesFund-PRO | Strategic Advisers Income Opportunities Fund | LB091
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent			7.58%											0.06%	2.44%
Document Type		485BPOS
Registrant Name		Fidelity Rutland Square Trust II

[1]
A Strategic Advisers LLC (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 0.60% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2028 , and neither Strategic Advisers nor any of its affiliates retain the ability to be repaid with respect to this arrangement. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.

[2]	B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[3]
A Strategic Advisers LLC (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.00% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2028 , and neither Strategic Advisers nor any of its affiliates retain the ability to be repaid with respect to this arrangement. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.

[4]	B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[5]
A Strategic Advisers LLC (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.00% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2028 , and neither Strategic Advisers nor any of its affiliates retain the ability to be repaid with respect to this arrangement. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.

[6]	B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[7]
A Strategic Advisers LLC (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.20% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2028 , and neither Strategic Advisers nor any of its affiliates retain the ability to be repaid with respect to this arrangement. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.

[8]	B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[9]
A Strategic Advisers LLC (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 0.75% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2028 , and neither Strategic Advisers nor any of its affiliates retain the ability to be repaid with respect to this arrangement. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.

[10]	B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.